Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue		$ 6,485
Operating expenses
Selling, general and administrative expenses	3,835,548	2,455,774
Development expense	997,620	962,063
Total operating expenses	4,833,168	3,417,837
Loss from operations	(4,833,168)	(3,411,352)
Other expenses
Interest expense	(17,211)	(606,527)
Change in fair value of derivative liabilities		(6,088)
Total other expenses	(17,211)	(612,615)
Net loss	$ (4,850,379)	$ (4,023,967)
Net loss per common share: basic and diluted	$ (0.21)	$ (0.26)
Weighted average common shares outstanding: basic and diluted	23,088,483	15,650,460